UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital Appreciation Fund

July 31, 2009

1.804834.105

CAF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 2.6%
Autoliv, Inc.	836,540	$ 29,956
BorgWarner, Inc.	840,800	27,906
Johnson Controls, Inc.	1,864,400	48,251
TRW Automotive Holdings Corp. (a)	1,329,623	22,378
		128,491
Automobiles - 0.7%
Harley-Davidson, Inc. (c)	1,451,200	32,797
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. (a)	177,500	17,280
Strayer Education, Inc.	97,617	20,732
		38,012
Hotels, Restaurants & Leisure - 1.3%
Paddy Power PLC (Ireland)	1,453,300	36,157
Wendy's/Arby's Group, Inc.	5,770,600	26,429
		62,586
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	621,500	53,300
Media - 8.7%
CBS Corp. Class B	2,962,900	24,266
Interpublic Group of Companies, Inc. (a)	9,898,350	51,570
The Walt Disney Co.	10,518,499	264,222
Virgin Media, Inc.	8,061,461	84,242
		424,300
Multiline Retail - 0.6%
Macy's, Inc.	2,176,100	30,270
Specialty Retail - 2.8%
Aeropostale, Inc. (a)	488,409	17,778
American Eagle Outfitters, Inc.	1,198,296	17,243
AnnTaylor Stores Corp. (a)	1,933,700	23,340
Chico's FAS, Inc. (a)	1,554,649	17,832
Gap, Inc.	1,598,324	26,085
Urban Outfitters, Inc. (a)	1,376,100	33,081
		135,359
TOTAL CONSUMER DISCRETIONARY		905,115
CONSUMER STAPLES - 4.0%
Beverages - 1.1%
PepsiCo, Inc.	976,400	55,411
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.0%
General Mills, Inc.	399,700	$ 23,546
The J.M. Smucker Co.	444,100	22,218
		45,764
Household Products - 1.4%
Procter & Gamble Co.	1,243,700	69,038
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	710,504	25,891
TOTAL CONSUMER STAPLES		196,104
ENERGY - 8.4%
Energy Equipment & Services - 3.3%
Schlumberger Ltd.	1,731,100	92,614
Transocean Ltd. (a)	665,800	53,058
Willbros Group, Inc. (a)	1,282,987	17,692
		163,364
Oil, Gas & Consumable Fuels - 5.1%
EXCO Resources, Inc. (a)	1,977,900	27,176
Marathon Oil Corp.	2,485,700	80,164
Occidental Petroleum Corp.	887,784	63,335
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,263,691	52,115
XTO Energy, Inc.	621,400	24,999
		247,789
TOTAL ENERGY		411,153
FINANCIALS - 14.6%
Capital Markets - 3.8%
Goldman Sachs Group, Inc.	310,700	50,737
Janus Capital Group, Inc.	2,437,115	33,291
Morgan Stanley	3,569,093	101,719
		185,747
Consumer Finance - 1.0%
American Express Co.	799,000	22,636
Capital One Financial Corp.	932,200	28,619
		51,255
Diversified Financial Services - 8.2%
Bank of America Corp.	10,958,200	162,072
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	727,633	$ 202,886
Moody's Corp.	1,420,490	33,722
		398,680
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	7,223,216	78,733
TOTAL FINANCIALS		714,415
HEALTH CARE - 14.8%
Biotechnology - 4.5%
Biogen Idec, Inc. (a)	4,564,397	217,037
Health Care Equipment & Supplies - 1.0%
Covidien PLC	665,800	25,174
ResMed, Inc. (a)	621,900	25,498
		50,672
Health Care Providers & Services - 1.4%
VCA Antech, Inc. (a)	2,738,438	70,049
Pharmaceuticals - 7.9%
Allergan, Inc.	1,204,933	64,380
Bristol-Myers Squibb Co.	1,592,555	34,622
Elan Corp. PLC sponsored ADR (a)(c)	8,443,655	66,536
Pfizer, Inc.	7,107,970	113,230
Schering-Plough Corp.	2,090,700	55,424
Wyeth	1,109,300	51,638
		385,830
TOTAL HEALTH CARE		723,588
INDUSTRIALS - 10.1%
Airlines - 7.5%
AMR Corp. (a)(d)	22,059,775	118,020
Continental Airlines, Inc. Class B (a)(d)	9,207,773	102,851
Delta Air Lines, Inc. (a)	13,796,085	95,607
UAL Corp. (a)(c)	6,134,991	25,276
US Airways Group, Inc. (a)(c)(d)	7,910,295	23,177
		364,931
Electrical Equipment - 1.0%
Alstom SA	740,950	50,869
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.6%
Deere & Co.	650,839	$ 28,468
Professional Services - 0.3%
IHS, Inc. Class A (a)	317,801	15,871
Road & Rail - 0.7%
Landstar System, Inc.	932,000	34,186
TOTAL INDUSTRIALS		494,325
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.4%
Adtran, Inc.	375,365	9,069
Cisco Systems, Inc. (a)	4,937,794	108,681
		117,750
Computers & Peripherals - 3.0%
Apple, Inc. (a)	399,413	65,260
Hewlett-Packard Co.	1,864,120	80,716
		145,976
Internet Software & Services - 0.3%
IAC/InterActiveCorp (a)	649,497	11,957
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	7,663,883	105,762
ASML Holding NV (NY Shares)	1,021,700	26,574
Intersil Corp. Class A	2,124,658	30,531
KLA-Tencor Corp.	1,198,500	38,208
Lam Research Corp. (a)	1,112,872	33,453
National Semiconductor Corp.	2,086,026	31,416
		265,944
Software - 2.8%
Fair Isaac Corp.	44,400	852
Microsoft Corp.	5,858,700	137,797
		138,649
TOTAL INFORMATION TECHNOLOGY		680,276
MATERIALS - 2.5%
Chemicals - 2.5%
Ashland, Inc.	1,346,130	44,611
Dow Chemical Co.	2,130,100	45,094
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	621,491	$ 19,223
FMC Corp.	234,921	11,427
		120,355
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 3.2%
Cbeyond, Inc. (a)(d)	1,964,047	27,536
Qwest Communications International, Inc. (c)	33,368,800	128,804
		156,340
Wireless Telecommunication Services - 3.0%
Leap Wireless International, Inc. (a)	2,459,723	58,910
Sprint Nextel Corp. (a)	21,463,772	85,855
		144,765
TOTAL TELECOMMUNICATION SERVICES		301,105
TOTAL COMMON STOCKS (Cost $5,222,066)		4,546,436
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.37% (e)	301,599,864	301,600
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	156,591,550	156,592
TOTAL MONEY MARKET FUNDS (Cost $458,192)		458,192
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $5,680,258)		5,004,628
NET OTHER ASSETS - (2.6)%		(124,472)
NET ASSETS - 100%		$ 4,880,156
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,182
Fidelity Securities Lending Cash Central Fund	2,331
Total	$ 4,513
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 172,130	$ 44,836	$ 27,921	$ -	$ 118,020
Cbeyond, Inc.	25,029	-	1,579	-	27,536
Continental Airlines, Inc. Class B	121,456	36,881	5,525	-	102,851
James River Coal Co.	-	31,816	42,268	-	-
US Airways Group, Inc.	78,795	3,510	700	-	23,177
Total	$ 397,410	$ 117,043	$ 77,993	$ -	$ 271,584
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,013
Total Realized Gain (Loss)	(993)
Total Unrealized Gain (Loss)	1,355
Cost of Purchases	-
Proceeds of Sales	(1,375)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,723,480,000. Net unrealized depreciation aggregated $718,852,000, of which $448,791,000 related to appreciated investment securities and $1,167,643,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Disciplined Equity Fund -
Disciplined Equity Fund
Class F

July 31, 2009

1.804820.105

FDE-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,000,000	$ 69,040
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	900,000	29,151
McDonald's Corp.	2,900,000	159,674
Wyndham Worldwide Corp.	1,500,000	20,925
		209,750
Household Durables - 0.5%
La-Z-Boy, Inc.	933,700	6,321
Tempur-Pedic International, Inc. (c)	700,000	10,381
The Stanley Works	200,000	8,030
Whirlpool Corp.	400,000	22,836
		47,568
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)(c)	400,000	51,848
Leisure Equipment & Products - 0.1%
Mattel, Inc.	500,000	8,790
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	900,000	12,591
McGraw-Hill Companies, Inc.	900,000	28,215
Viacom, Inc. Class B (non-vtg.) (a)	700,000	16,212
Virgin Media, Inc.	2,900,000	30,305
		87,323
Multiline Retail - 0.6%
Macy's, Inc.	1,500,000	20,865
Target Corp.	900,000	39,258
		60,123
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	300,000	13,869
AutoZone, Inc. (a)	800,000	122,856
Home Depot, Inc.	2,500,000	64,850
TJX Companies, Inc.	940,400	34,071
		235,646
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	1,000,000	29,590
Phillips-Van Heusen Corp.	300,000	10,614
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	600,000	$ 37,830
VF Corp.	800,000	51,752
		129,786
TOTAL CONSUMER DISCRETIONARY		899,874
CONSUMER STAPLES - 12.0%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	3,547,300	141,132
Coca-Cola Enterprises, Inc.	4,400,000	82,676
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,880,050	53,001
Molson Coors Brewing Co. Class B	1,734,922	78,436
		355,245
Food & Staples Retailing - 1.6%
Kroger Co.	7,800,000	166,764
Food Products - 2.1%
Archer Daniels Midland Co.	3,400,000	102,408
Bunge Ltd.	1,000,000	69,970
Corn Products International, Inc.	450,000	12,600
Tyson Foods, Inc. Class A	3,000,000	34,290
		219,268
Household Products - 2.3%
Kimberly-Clark Corp.	1,100,000	64,295
Procter & Gamble Co.	3,100,000	172,081
		236,376
Tobacco - 2.5%
Altria Group, Inc.	11,350,000	198,966
Lorillard, Inc.	800,000	58,976
		257,942
TOTAL CONSUMER STAPLES		1,235,595
ENERGY - 12.2%
Energy Equipment & Services - 1.5%
Noble Corp.	2,200,000	74,492
Transocean Ltd. (a)	1,100,000	87,659
		162,151
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	6,417,400	445,819
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	4,050,000	$ 285,080
Marathon Oil Corp.	6,100,000	196,725
Petro-Canada	400,000	16,518
Sunoco, Inc.	2,100,000	51,849
Valero Energy Corp.	5,900,000	106,200
		1,102,191
TOTAL ENERGY		1,264,342
FINANCIALS - 12.1%
Capital Markets - 4.0%
BlackRock, Inc. Class A	200,000	38,108
Credit Suisse Group sponsored ADR	300,000	14,211
Goldman Sachs Group, Inc.	1,500,000	244,950
Morgan Stanley	4,200,000	119,700
		416,969
Consumer Finance - 0.2%
Discover Financial Services	1,374,100	16,324
Diversified Financial Services - 4.7%
Bank of America Corp.	8,500,000	125,715
Fifth Street Finance Corp.	804,000	8,321
IntercontinentalExchange, Inc. (a)	325,113	30,580
JPMorgan Chase & Co.	8,200,000	316,930
		481,546
Insurance - 2.8%
ACE Ltd.	1,400,000	68,684
Berkshire Hathaway, Inc. Class B (a)	3,590	11,418
Platinum Underwriters Holdings Ltd.	600,000	20,250
The Travelers Companies, Inc.	4,400,000	189,508
		289,860
Real Estate Investment Trusts - 0.4%
General Growth Properties, Inc.	2,544,857	5,141
ProLogis Trust	4,600,000	40,434
		45,575
TOTAL FINANCIALS		1,250,274
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	2,600,000	$ 162,006
PDL BioPharma, Inc.	1,800,000	14,814
		176,820
Health Care Equipment & Supplies - 0.5%
Cooper Companies, Inc.	300,000	8,232
Hospira, Inc. (a)	1,200,000	46,116
		54,348
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	3,000,000	59,160
CIGNA Corp.	500,000	14,200
Community Health Systems, Inc. (a)	900,000	25,488
Health Management Associates, Inc. Class A (a)	3,500,000	21,105
Humana, Inc. (a)	1,500,000	49,275
LifePoint Hospitals, Inc. (a)	246,797	6,826
McKesson Corp.	200,000	10,230
UnitedHealth Group, Inc.	900,000	25,254
Universal Health Services, Inc. Class B	200,000	11,122
		222,660
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	600,000	27,168
Pharmaceuticals - 8.6%
AstraZeneca PLC sponsored ADR (c)	2,200,000	102,168
Endo Pharmaceuticals Holdings, Inc. (a)	600,000	12,606
Johnson & Johnson	3,500,000	213,115
King Pharmaceuticals, Inc. (a)	4,700,000	42,629
Mylan, Inc. (a)(c)	2,000,000	26,380
Pfizer, Inc.	25,500,000	406,215
Schering-Plough Corp.	1,000,000	26,510
Sepracor, Inc. (a)	1,000,000	17,350
Watson Pharmaceuticals, Inc. (a)	1,300,000	45,149
		892,122
TOTAL HEALTH CARE		1,373,118
INDUSTRIALS - 10.0%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc. (a)	600,000	47,232
BAE Systems PLC	4,000,000	20,516
Goodrich Corp.	500,000	25,680
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	1,600,000	$ 55,520
Northrop Grumman Corp.	3,750,000	167,175
Precision Castparts Corp.	600,000	47,886
United Technologies Corp.	3,000,000	163,410
		527,419
Airlines - 0.3%
Allegiant Travel Co. (a)(c)	746,000	32,309
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	181,864	5,992
Industrial Conglomerates - 2.9%
General Electric Co.	8,700,000	116,580
Siemens AG sponsored ADR	800,000	63,584
Tyco International Ltd.	4,042,483	122,164
		302,328
Machinery - 1.5%
Navistar International Corp. (a)	2,123,700	83,971
Oshkosh Co.	2,400,000	65,880
		149,851
Road & Rail - 0.1%
Hertz Global Holdings, Inc. (a)(c)	1,500,000	14,160
TOTAL INDUSTRIALS		1,032,059
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.5%
3Com Corp. (a)	2,600,000	9,802
Cisco Systems, Inc. (a)	7,500,000	165,075
CommScope, Inc. (a)	1,100,000	28,160
Tellabs, Inc. (a)	8,000,000	46,400
ViaSat, Inc. (a)	400,000	10,800
		260,237
Computers & Peripherals - 8.2%
Hewlett-Packard Co.	10,100,000	437,330
International Business Machines Corp.	1,500,000	176,895
Seagate Technology	2,200,000	26,488
Western Digital Corp. (a)	6,700,000	202,675
		843,388
Electronic Equipment & Components - 0.4%
Avnet, Inc. (a)	500,000	12,200
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	800,000	$ 13,456
SYNNEX Corp. (a)	100,000	2,842
Tyco Electronics Ltd.	800,000	17,176
		45,674
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	1,600,000	75,856
Computer Sciences Corp. (a)	1,300,000	62,621
Fidelity National Information Services, Inc.	3,000,000	70,260
Metavante Technologies, Inc. (a)	806,818	24,850
		233,587
Semiconductors & Semiconductor Equipment - 0.4%
Fairchild Semiconductor International, Inc. (a)	400,000	3,532
Intel Corp.	2,000,000	38,500
		42,032
Software - 3.4%
Microsoft Corp.	6,900,000	162,288
Sybase, Inc. (a)(d)	5,210,000	186,518
Synopsys, Inc. (a)	400,000	7,992
		356,798
TOTAL INFORMATION TECHNOLOGY		1,781,716
MATERIALS - 2.7%
Chemicals - 0.5%
Terra Industries, Inc.	1,755,000	51,176
Containers & Packaging - 0.2%
Ball Corp.	200,000	9,672
Owens-Illinois, Inc. (a)	300,000	10,182
		19,854
Metals & Mining - 2.0%
ArcelorMittal SA (NY Shares) Class A	3,800,000	136,952
Newmont Mining Corp.	1,600,000	66,160
		203,112
TOTAL MATERIALS		274,142
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	3,100,000	81,313
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyTel, Inc.	2,429,000	$ 76,246
Level 3 Communications, Inc. (a)	4,200,000	5,166
Qwest Communications International, Inc. (c)	12,000,000	46,320
Verizon Communications, Inc.	1,580,900	50,699
		259,744
Wireless Telecommunication Services - 0.9%
Centennial Communications Corp. Class A (a)	1,951,400	14,967
Sprint Nextel Corp. (a)	6,500,000	26,000
Vodafone Group PLC sponsored ADR	2,500,000	51,450
		92,417
TOTAL TELECOMMUNICATION SERVICES		352,161
UTILITIES - 4.4%
Independent Power Producers & Energy Traders - 3.3%
AES Corp.	8,000,000	102,320
Constellation Energy Group, Inc.	700,000	20,090
NRG Energy, Inc. (a)	7,780,000	211,694
		334,104
Multi-Utilities - 1.1%
CMS Energy Corp.	5,800,000	75,052
Sempra Energy	800,000	41,944
		116,996
TOTAL UTILITIES		451,100
TOTAL COMMON STOCKS (Cost $9,323,134)		9,914,381
U.S. Treasury Obligations - 0.4%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.18% 8/6/09 to 9/24/09 (e) (Cost $35,892)	$ 35,900	35,893
Money Market Funds - 5.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.37% (f)	431,317,019	$ 431,317
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	126,851,175	126,851
TOTAL MONEY MARKET FUNDS (Cost $558,168)		558,168
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $9,917,194)		10,508,442
NET OTHER ASSETS - (1.8)%		(181,801)
NET ASSETS - 100%		$ 10,326,641
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
6,685 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 329,036	$ 10,255

The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,893,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 925
Fidelity Securities Lending Cash Central Fund	879
Total	$ 1,804
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
General Growth Properties, Inc.	$ -	$ 25,227	$ 34,098	$ -	$ -
Sybase, Inc.	106,520	35,502	-	-	186,518
Western Digital Corp.	202,950	28,792	111,321	-	-
Total	$ 309,470	$ 89,521	$ 145,419	$ -	$ 186,518
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 899,874	$ 899,874	$ -	$ -
Consumer Staples	1,235,595	1,235,595	-	-
Energy	1,264,342	1,264,342	-	-
Financials	1,250,274	1,250,274	-	-
Health Care	1,373,118	1,373,118	-	-
Industrials	1,032,059	1,032,059	-	-
Information Technology	1,781,716	1,781,716	-	-
Materials	274,142	274,142	-	-
Telecommunication Services	352,161	352,161	-	-
Utilities	451,100	451,100	-	-
Money Market Funds	558,168	558,168	-	-
U.S. Government and Government Agency Obligations	35,893	-	35,893	-
Total Investments in Securities:	$ 10,508,442	$ 10,472,549	$ 35,893	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,255	$ 10,255	$ -	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $10,021,263,000. Net unrealized appreciation aggregated $487,179,000, of which $1,037,114,000 related to appreciated investment securities and $549,935,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused Stock Fund

July 31, 2009

1.804874.105

TQG-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 2.3%
BorgWarner, Inc. (c)	38,300	$ 1,271,177
Tenneco, Inc. (a)	115,590	1,869,090
		3,140,267
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	17,800	1,526,528
Specialty Retail - 4.4%
Ross Stores, Inc.	42,000	1,851,780
TJX Companies, Inc.	112,000	4,057,760
		5,909,540
TOTAL CONSUMER DISCRETIONARY		10,576,335
CONSUMER STAPLES - 6.7%
Beverages - 2.2%
The Coca-Cola Co.	61,100	3,045,224
Personal Products - 1.7%
Avon Products, Inc.	33,000	1,068,540
Chattem, Inc. (a)(c)	19,000	1,190,730
		2,259,270
Tobacco - 2.8%
Philip Morris International, Inc.	80,700	3,760,620
TOTAL CONSUMER STAPLES		9,065,114
ENERGY - 11.9%
Energy Equipment & Services - 3.9%
Noble Corp.	65,000	2,200,900
Schlumberger Ltd.	27,000	1,444,500
Weatherford International Ltd. (a)	89,000	1,669,640
		5,315,040
Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	85,000	5,983,150
Range Resources Corp.	46,000	2,134,860
Southwestern Energy Co. (a)	65,800	2,726,094
		10,844,104
TOTAL ENERGY		16,159,144
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.0%
Capital Markets - 4.2%
Deutsche Bank AG (NY Shares)	18,000	$ 1,168,200
Goldman Sachs Group, Inc.	11,000	1,796,300
Morgan Stanley	97,600	2,781,600
		5,746,100
Consumer Finance - 1.8%
American Express Co.	84,000	2,379,720
Diversified Financial Services - 4.2%
JPMorgan Chase & Co.	148,300	5,731,795
Insurance - 1.8%
Genworth Financial, Inc. Class A	353,800	2,441,220
TOTAL FINANCIALS		16,298,835
HEALTH CARE - 14.9%
Biotechnology - 1.9%
Gilead Sciences, Inc. (a)	54,000	2,642,220
Health Care Equipment & Supplies - 2.2%
Covidien PLC	79,000	2,986,990
Health Care Providers & Services - 5.0%
Express Scripts, Inc. (a)	97,000	6,793,880
Life Sciences Tools & Services - 1.7%
Life Technologies Corp. (a)	50,000	2,276,500
Pharmaceuticals - 4.1%
Johnson & Johnson	91,000	5,540,990
TOTAL HEALTH CARE		20,240,580
INDUSTRIALS - 11.5%
Machinery - 2.1%
Ingersoll-Rand Co. Ltd.	99,700	2,879,336
Road & Rail - 9.4%
CSX Corp.	113,000	4,533,560
Union Pacific Corp.	143,000	8,225,360
		12,758,920
TOTAL INDUSTRIALS		15,638,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 5.6%
Cisco Systems, Inc. (a)	126,700	$ 2,788,667
QUALCOMM, Inc.	104,000	4,805,840
		7,594,507
Computers & Peripherals - 5.0%
Apple, Inc. (a)	41,100	6,715,329
Internet Software & Services - 4.7%
Google, Inc. Class A (a)	13,050	5,781,803
Sohu.com, Inc. (a)(c)	8,300	507,711
		6,289,514
IT Services - 2.5%
Visa, Inc. Class A	52,300	3,423,558
Semiconductors & Semiconductor Equipment - 1.2%
Teradyne, Inc. (a)	210,661	1,660,009
Software - 3.8%
Citrix Systems, Inc. (a)	27,000	961,200
Oracle Corp.	189,700	4,198,061
		5,159,261
TOTAL INFORMATION TECHNOLOGY		30,842,178
MATERIALS - 9.3%
Chemicals - 2.8%
Celanese Corp. Class A	146,150	3,756,055
Containers & Packaging - 5.1%
Temple-Inland, Inc.	437,000	6,843,420
Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	32,400	1,953,720
TOTAL MATERIALS		12,553,195
TOTAL COMMON STOCKS (Cost $113,329,443)		131,373,637
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	16,134	$ 16,134
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	1,819,125	1,819,125
TOTAL MONEY MARKET FUNDS (Cost $1,835,259)		1,835,259
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $115,164,702)		133,208,896
NET OTHER ASSETS - 1.8%		2,423,868
NET ASSETS - 100%		$ 135,632,764
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,487
Fidelity Securities Lending Cash Central Fund	38,125
Total	$ 100,612
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $119,458,156. Net unrealized appreciation aggregated $13,750,740, of which $15,998,499 related to appreciated investment securities and $2,247,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Independence Fund

July 31, 2009

1.804877.105

SCS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 4.5%
Autoliv, Inc.	424,200	$ 15,191
BorgWarner, Inc.	295,600	9,811
Federal-Mogul Corp. Class A (a)	902,975	12,759
Tenneco, Inc. (a)	436,000	7,050
The Goodyear Tire & Rubber Co. (a)	476,830	8,116
TRW Automotive Holdings Corp. (a)	591,600	9,957
		62,884
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)	307,688	10,224
Hotels, Restaurants & Leisure - 7.2%
Bally Technologies, Inc. (a)	223,400	8,089
Carluccio's PLC (d)	3,793,500	5,419
InterContinental Hotel Group PLC ADR (c)	642,700	7,275
Landry's Restaurants, Inc. (a)(c)	425,721	3,814
Morgans Hotel Group Co. (a)(c)	1,255,400	6,101
Morton's Restaurant Group, Inc. (a)(c)	613,849	2,234
Peet's Coffee & Tea, Inc. (a)	219,900	6,041
Penn National Gaming, Inc. (a)	264,300	8,381
Red Robin Gourmet Burgers, Inc. (a)	135,000	2,527
Ruth's Chris Steak House, Inc. (a)(d)	1,801,231	7,061
Starwood Hotels & Resorts Worldwide, Inc.	372,700	8,799
The Restaurant Group PLC	2,626,700	7,011
Vail Resorts, Inc. (a)	86,700	2,480
Wyndham Worldwide Corp.	1,581,215	22,058
Youbet.com, Inc. (a)	904,300	3,265
		100,555
Household Durables - 2.1%
Meritage Homes Corp. (a)	198,700	4,252
Mohawk Industries, Inc. (a)	222,900	11,497
Pulte Homes, Inc. (c)	817,400	9,294
Ryland Group, Inc.	226,600	4,525
		29,568
Media - 2.6%
Discovery Communications, Inc. (a)	120,000	2,940
Global Sources Ltd.	1,199,100	7,674
Harte-Hanks, Inc.	728,200	7,879
Lamar Advertising Co. Class A (a)(c)	656,600	13,815
Valassis Communications, Inc. (a)	382,900	4,361
		36,669
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 7.0%
AnnTaylor Stores Corp. (a)	1,232,700	$ 14,879
Citi Trends, Inc. (a)	135,800	3,965
Fourlis Holdings SA	1,283,430	16,481
Gymboree Corp. (a)	158,300	6,297
Pacific Sunwear of California, Inc. (a)	1,978,672	6,569
Penske Automotive Group, Inc.	556,600	11,510
SAZABY, Inc.	78,200	1,160
Shoe Carnival, Inc. (a)	509,200	6,365
Signet Jewelers Ltd.	271,700	5,999
The Men's Wearhouse, Inc.	363,500	7,855
Williams-Sonoma, Inc. (c)	651,900	9,166
Zale Corp. (a)(c)	1,384,604	8,197
		98,443
Textiles, Apparel & Luxury Goods - 0.3%
Ted Baker PLC	727,900	4,548
TOTAL CONSUMER DISCRETIONARY		342,891
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.1%
Diedrich Coffee, Inc. (a)(c)	32,705	777
Food Products - 1.3%
Corn Products International, Inc.	189,600	5,309
Green Mountain Coffee Roasters, Inc. (a)(c)	182,001	12,820
		18,129
Personal Products - 0.5%
Chattem, Inc. (a)(c)	115,200	7,220
TOTAL CONSUMER STAPLES		26,126
ENERGY - 7.8%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	128,952	3,719
Petroleum Geo-Services ASA (a)(c)	1,012,550	7,102
TETRA Technologies, Inc. (a)	732,000	5,644
		16,465
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)(c)	223,600	7,448
Arch Coal, Inc.	355,700	6,193
Cabot Oil & Gas Corp.	328,700	11,547
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encore Acquisition Co. (a)	297,350	$ 10,586
EXCO Resources, Inc. (a)	1,047,300	14,390
Foundation Coal Holdings, Inc.	207,800	7,466
Goodrich Petroleum Corp. (a)(c)	172,500	4,425
James River Coal Co. (a)	364,000	6,759
Massey Energy Co.	848,300	22,565
USEC, Inc. (a)	440,100	1,703
		93,082
TOTAL ENERGY		109,547
FINANCIALS - 13.7%
Capital Markets - 4.3%
Affiliated Managers Group, Inc. (a)	190,900	12,603
Janus Capital Group, Inc.	1,662,200	22,706
optionsXpress Holdings, Inc.	439,600	7,944
Waddell & Reed Financial, Inc. Class A	605,800	17,187
		60,440
Commercial Banks - 2.6%
Associated Banc-Corp.	442,023	4,792
Boston Private Financial Holdings, Inc.	1,439,000	6,591
Huntington Bancshares, Inc.	808,000	3,305
KeyCorp	911,500	5,268
PacWest Bancorp	383,900	6,173
Prosperity Bancshares, Inc. (c)	166,211	5,570
UMB Financial Corp.	106,600	4,447
		36,146
Diversified Financial Services - 0.5%
Fifth Street Finance Corp.	164,200	1,699
Gimv NV	107,700	5,396
		7,095
Insurance - 4.2%
Allied World Assurance Co. Holdings Ltd.	132,200	5,745
Argo Group International Holdings, Ltd. (a)	301,100	10,117
CNA Financial Corp.	489,600	8,348
eHealth, Inc. (a)	423,500	6,878
Endurance Specialty Holdings Ltd.	188,400	6,287
Montpelier Re Holdings Ltd.	276,124	4,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	207,100	$ 6,990
XL Capital Ltd. Class A	704,600	9,921
		58,616
Real Estate Investment Trusts - 1.5%
Corporate Office Properties Trust (SBI)	201,800	6,843
Segro PLC	2,277,990	10,504
SL Green Realty Corp.	174,100	4,488
		21,835
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	190,700	7,239
Orchid Developments Group Ltd. (a)	1,235,400	877
		8,116
TOTAL FINANCIALS		192,248
HEALTH CARE - 12.4%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	91,300	4,022
Alnylam Pharmaceuticals, Inc. (a)	32,300	752
Micromet, Inc. (a)	113,800	732
Myriad Genetics, Inc. (a)	154,600	4,239
Theravance, Inc. (a)	463,800	7,003
		16,748
Health Care Equipment & Supplies - 3.0%
Conceptus, Inc. (a)(c)(d)	1,610,453	27,042
Edwards Lifesciences Corp. (a)	65,000	4,252
NuVasive, Inc. (a)	1,000	41
Orthovita, Inc. (a)	1,611,700	10,492
		41,827
Health Care Providers & Services - 1.9%
Emeritus Corp. (a)	836,600	9,746
Genoptix, Inc. (a)	263,900	8,263
Hanger Orthopedic Group, Inc. (a)	621,800	8,531
		26,540
Life Sciences Tools & Services - 4.2%
Bruker BioSciences Corp. (a)	2,020,300	20,324
Illumina, Inc. (a)	163,600	5,913
Life Technologies Corp. (a)	364,100	16,577
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	369,900	$ 7,013
Techne Corp.	149,600	9,547
		59,374
Pharmaceuticals - 2.1%
Cadence Pharmaceuticals, Inc. (a)(c)	1,070,300	12,951
Optimer Pharmaceuticals, Inc. (a)	307,100	4,327
ViroPharma, Inc. (a)	705,400	5,199
Vivus, Inc. (a)	885,500	6,562
		29,039
TOTAL HEALTH CARE		173,528
INDUSTRIALS - 14.7%
Aerospace & Defense - 0.3%
Argon ST, Inc. (a)	214,100	4,091
Airlines - 2.1%
AirTran Holdings, Inc. (a)	1,601,000	11,591
Alaska Air Group, Inc. (a)	469,300	10,822
JetBlue Airways Corp. (a)	1,303,000	6,658
		29,071
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	63,000	3,287
Construction & Engineering - 0.8%
MYR Group, Inc. (a)	439,100	7,913
Quanta Services, Inc. (a)	131,848	3,073
		10,986
Electrical Equipment - 3.8%
Ceres Power Holdings PLC (a)(c)	1,131,800	4,273
Energy Conversion Devices, Inc. (a)(c)	302,000	4,300
JA Solar Holdings Co. Ltd. ADR (a)(c)	2,143,600	10,311
Regal-Beloit Corp.	131,700	6,106
Sunpower Corp.:
Class A (a)(c)	250,000	8,050
Class B (a)	722,000	19,711
		52,751
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	279,600	8,760
Machinery - 1.0%
Commercial Vehicle Group, Inc. (a)	275,282	553
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
JTEKT Corp.	530,900	$ 6,010
OSG Corp.	819,200	7,524
		14,087
Professional Services - 0.8%
ICF International, Inc. (a)	182,900	4,737
Monster Worldwide, Inc. (a)	517,960	6,749
		11,486
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	1,136,300	9,715
Celadon Group, Inc. (a)	486,700	4,502
Con-way, Inc.	234,500	10,681
Hertz Global Holdings, Inc. (a)	752,300	7,102
Old Dominion Freight Lines, Inc. (a)	283,600	10,105
Saia, Inc. (a)	311,400	5,624
		47,729
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. Class A (a)	1,350,650	17,694
WESCO International, Inc. (a)	249,100	6,150
		23,844
TOTAL INDUSTRIALS		206,092
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.8%
Adtran, Inc.	291,400	7,040
Comtech Telecommunications Corp. (a)	140,800	4,487
		11,527
Computers & Peripherals - 2.1%
China Digital TV Holding Co. Ltd. ADR	367,100	3,216
SanDisk Corp. (a)	755,300	13,459
STEC, Inc. (a)(c)	378,500	12,903
		29,578
Electronic Equipment & Components - 1.8%
Electro Scientific Industries, Inc. (a)	789,300	10,340
Ingram Micro, Inc. Class A (a)	577,600	9,715
SYNNEX Corp. (a)	205,000	5,826
		25,881
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.9%
Art Technology Group, Inc. (a)	3,056,400	$ 11,584
Dice Holdings, Inc. (a)	1,815,800	8,534
j2 Global Communications, Inc. (a)	298,700	7,166
Open Text Corp. (a)	123,600	4,684
Sina Corp. (a)	226,300	7,509
Sohu.com, Inc. (a)(c)	149,170	9,125
WebMD Health Corp. Class A (a)(c)	197,900	6,612
		55,214
IT Services - 0.9%
ExlService Holdings, Inc. (a)	194,502	2,525
WNS Holdings Ltd. sponsored ADR (a)	761,000	9,703
		12,228
Semiconductors & Semiconductor Equipment - 7.4%
Aixtron AG	176,500	2,893
Atmel Corp. (a)	1,503,400	6,269
Cymer, Inc. (a)	165,900	5,675
FormFactor, Inc. (a)	348,600	8,035
Intersil Corp. Class A	304,900	4,381
KLA-Tencor Corp.	394,100	12,564
MKS Instruments, Inc. (a)	494,200	9,573
O2Micro International Ltd. sponsored ADR (a)	915,300	4,741
Rubicon Technology, Inc. (a)	197,200	2,331
Skyworks Solutions, Inc. (a)	507,500	6,131
Standard Microsystems Corp. (a)	441,390	10,240
Varian Semiconductor Equipment Associates, Inc. (a)	375,500	12,031
Verigy Ltd. (a)	914,900	12,159
Zoran Corp. (a)	540,700	6,229
		103,252
Software - 1.5%
ANSYS, Inc. (a)	144,470	4,516
Novell, Inc. (a)	1,554,800	7,121
Playtech Ltd. (c)	1,305,500	6,363
TeleCommunication Systems, Inc. Class A (a)	323,500	2,679
		20,679
TOTAL INFORMATION TECHNOLOGY		258,359
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 2.0%
Cabot Corp.	219,700	$ 4,021
Rockwood Holdings, Inc. (a)	250,300	4,485
Solutia, Inc. (a)	1,313,700	11,744
Thai Carbon Black PCL (For. Reg.)	2,336,800	961
Tokyo Ohka Kogyo Co. Ltd.	311,000	6,657
		27,868
Containers & Packaging - 0.4%
Temple-Inland, Inc.	391,600	6,132
Metals & Mining - 2.6%
Cliffs Natural Resources, Inc.	318,200	8,715
Eldorado Gold Corp. (a)	373,800	3,758
Lihir Gold Ltd. sponsored ADR (a)(c)	192,100	4,535
Steel Dynamics, Inc.	467,600	7,650
United States Steel Corp. (c)	234,100	9,305
Yamana Gold, Inc.	302,200	2,881
		36,844
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,635,100	6,900
Norbord, Inc.	3,605,100	3,514
		10,414
TOTAL MATERIALS		81,258
TOTAL COMMON STOCKS (Cost $1,246,597)		1,390,049
Investment Companies - 0.6%

iShares Dow Jones U.S. Real Estate Index ETF	120,200	4,312
KBW Regional Banking ETF (c)	222,300	4,628
TOTAL INVESTMENT COMPANIES (Cost $15,287)		8,940
Money Market Funds - 7.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.37% (e)	2,016,487	$ 2,016
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	99,519,605	99,520
TOTAL MONEY MARKET FUNDS (Cost $101,536)		101,536
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,363,420)		1,500,525
NET OTHER ASSETS - (7.0)%		(97,685)
NET ASSETS - 100%		$ 1,402,840
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 237
Fidelity Securities Lending Cash Central Fund	1,612
Total	$ 1,849
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ 5,437	$ -	$ -
Carluccio's PLC	3,480	5,270	2,296	88	5,419
Conceptus, Inc.	-	8,294	-	-	27,042
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	1,136	-	-
Ruth's Chris Steak House, Inc.	-	5,304	-	-	7,061
Total	$ 21,304	$ 18,868	$ 13,138	$ 88	$ 39,522
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,373,968,000. Net unrealized appreciation aggregated $126,557,000, of which $266,298,000 related to appreciated investment securities and $139,741,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Small Cap Independence Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Small Cap Independence Fund

1.863107.101

ASCS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 4.5%
Autoliv, Inc.	424,200	$ 15,191
BorgWarner, Inc.	295,600	9,811
Federal-Mogul Corp. Class A (a)	902,975	12,759
Tenneco, Inc. (a)	436,000	7,050
The Goodyear Tire & Rubber Co. (a)	476,830	8,116
TRW Automotive Holdings Corp. (a)	591,600	9,957
		62,884
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)	307,688	10,224
Hotels, Restaurants & Leisure - 7.2%
Bally Technologies, Inc. (a)	223,400	8,089
Carluccio's PLC (d)	3,793,500	5,419
InterContinental Hotel Group PLC ADR (c)	642,700	7,275
Landry's Restaurants, Inc. (a)(c)	425,721	3,814
Morgans Hotel Group Co. (a)(c)	1,255,400	6,101
Morton's Restaurant Group, Inc. (a)(c)	613,849	2,234
Peet's Coffee & Tea, Inc. (a)	219,900	6,041
Penn National Gaming, Inc. (a)	264,300	8,381
Red Robin Gourmet Burgers, Inc. (a)	135,000	2,527
Ruth's Chris Steak House, Inc. (a)(d)	1,801,231	7,061
Starwood Hotels & Resorts Worldwide, Inc.	372,700	8,799
The Restaurant Group PLC	2,626,700	7,011
Vail Resorts, Inc. (a)	86,700	2,480
Wyndham Worldwide Corp.	1,581,215	22,058
Youbet.com, Inc. (a)	904,300	3,265
		100,555
Household Durables - 2.1%
Meritage Homes Corp. (a)	198,700	4,252
Mohawk Industries, Inc. (a)	222,900	11,497
Pulte Homes, Inc. (c)	817,400	9,294
Ryland Group, Inc.	226,600	4,525
		29,568
Media - 2.6%
Discovery Communications, Inc. (a)	120,000	2,940
Global Sources Ltd.	1,199,100	7,674
Harte-Hanks, Inc.	728,200	7,879
Lamar Advertising Co. Class A (a)(c)	656,600	13,815
Valassis Communications, Inc. (a)	382,900	4,361
		36,669
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 7.0%
AnnTaylor Stores Corp. (a)	1,232,700	$ 14,879
Citi Trends, Inc. (a)	135,800	3,965
Fourlis Holdings SA	1,283,430	16,481
Gymboree Corp. (a)	158,300	6,297
Pacific Sunwear of California, Inc. (a)	1,978,672	6,569
Penske Automotive Group, Inc.	556,600	11,510
SAZABY, Inc.	78,200	1,160
Shoe Carnival, Inc. (a)	509,200	6,365
Signet Jewelers Ltd.	271,700	5,999
The Men's Wearhouse, Inc.	363,500	7,855
Williams-Sonoma, Inc. (c)	651,900	9,166
Zale Corp. (a)(c)	1,384,604	8,197
		98,443
Textiles, Apparel & Luxury Goods - 0.3%
Ted Baker PLC	727,900	4,548
TOTAL CONSUMER DISCRETIONARY		342,891
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.1%
Diedrich Coffee, Inc. (a)(c)	32,705	777
Food Products - 1.3%
Corn Products International, Inc.	189,600	5,309
Green Mountain Coffee Roasters, Inc. (a)(c)	182,001	12,820
		18,129
Personal Products - 0.5%
Chattem, Inc. (a)(c)	115,200	7,220
TOTAL CONSUMER STAPLES		26,126
ENERGY - 7.8%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	128,952	3,719
Petroleum Geo-Services ASA (a)(c)	1,012,550	7,102
TETRA Technologies, Inc. (a)	732,000	5,644
		16,465
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)(c)	223,600	7,448
Arch Coal, Inc.	355,700	6,193
Cabot Oil & Gas Corp.	328,700	11,547
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encore Acquisition Co. (a)	297,350	$ 10,586
EXCO Resources, Inc. (a)	1,047,300	14,390
Foundation Coal Holdings, Inc.	207,800	7,466
Goodrich Petroleum Corp. (a)(c)	172,500	4,425
James River Coal Co. (a)	364,000	6,759
Massey Energy Co.	848,300	22,565
USEC, Inc. (a)	440,100	1,703
		93,082
TOTAL ENERGY		109,547
FINANCIALS - 13.7%
Capital Markets - 4.3%
Affiliated Managers Group, Inc. (a)	190,900	12,603
Janus Capital Group, Inc.	1,662,200	22,706
optionsXpress Holdings, Inc.	439,600	7,944
Waddell & Reed Financial, Inc. Class A	605,800	17,187
		60,440
Commercial Banks - 2.6%
Associated Banc-Corp.	442,023	4,792
Boston Private Financial Holdings, Inc.	1,439,000	6,591
Huntington Bancshares, Inc.	808,000	3,305
KeyCorp	911,500	5,268
PacWest Bancorp	383,900	6,173
Prosperity Bancshares, Inc. (c)	166,211	5,570
UMB Financial Corp.	106,600	4,447
		36,146
Diversified Financial Services - 0.5%
Fifth Street Finance Corp.	164,200	1,699
Gimv NV	107,700	5,396
		7,095
Insurance - 4.2%
Allied World Assurance Co. Holdings Ltd.	132,200	5,745
Argo Group International Holdings, Ltd. (a)	301,100	10,117
CNA Financial Corp.	489,600	8,348
eHealth, Inc. (a)	423,500	6,878
Endurance Specialty Holdings Ltd.	188,400	6,287
Montpelier Re Holdings Ltd.	276,124	4,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	207,100	$ 6,990
XL Capital Ltd. Class A	704,600	9,921
		58,616
Real Estate Investment Trusts - 1.5%
Corporate Office Properties Trust (SBI)	201,800	6,843
Segro PLC	2,277,990	10,504
SL Green Realty Corp.	174,100	4,488
		21,835
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	190,700	7,239
Orchid Developments Group Ltd. (a)	1,235,400	877
		8,116
TOTAL FINANCIALS		192,248
HEALTH CARE - 12.4%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	91,300	4,022
Alnylam Pharmaceuticals, Inc. (a)	32,300	752
Micromet, Inc. (a)	113,800	732
Myriad Genetics, Inc. (a)	154,600	4,239
Theravance, Inc. (a)	463,800	7,003
		16,748
Health Care Equipment & Supplies - 3.0%
Conceptus, Inc. (a)(c)(d)	1,610,453	27,042
Edwards Lifesciences Corp. (a)	65,000	4,252
NuVasive, Inc. (a)	1,000	41
Orthovita, Inc. (a)	1,611,700	10,492
		41,827
Health Care Providers & Services - 1.9%
Emeritus Corp. (a)	836,600	9,746
Genoptix, Inc. (a)	263,900	8,263
Hanger Orthopedic Group, Inc. (a)	621,800	8,531
		26,540
Life Sciences Tools & Services - 4.2%
Bruker BioSciences Corp. (a)	2,020,300	20,324
Illumina, Inc. (a)	163,600	5,913
Life Technologies Corp. (a)	364,100	16,577
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	369,900	$ 7,013
Techne Corp.	149,600	9,547
		59,374
Pharmaceuticals - 2.1%
Cadence Pharmaceuticals, Inc. (a)(c)	1,070,300	12,951
Optimer Pharmaceuticals, Inc. (a)	307,100	4,327
ViroPharma, Inc. (a)	705,400	5,199
Vivus, Inc. (a)	885,500	6,562
		29,039
TOTAL HEALTH CARE		173,528
INDUSTRIALS - 14.7%
Aerospace & Defense - 0.3%
Argon ST, Inc. (a)	214,100	4,091
Airlines - 2.1%
AirTran Holdings, Inc. (a)	1,601,000	11,591
Alaska Air Group, Inc. (a)	469,300	10,822
JetBlue Airways Corp. (a)	1,303,000	6,658
		29,071
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	63,000	3,287
Construction & Engineering - 0.8%
MYR Group, Inc. (a)	439,100	7,913
Quanta Services, Inc. (a)	131,848	3,073
		10,986
Electrical Equipment - 3.8%
Ceres Power Holdings PLC (a)(c)	1,131,800	4,273
Energy Conversion Devices, Inc. (a)(c)	302,000	4,300
JA Solar Holdings Co. Ltd. ADR (a)(c)	2,143,600	10,311
Regal-Beloit Corp.	131,700	6,106
Sunpower Corp.:
Class A (a)(c)	250,000	8,050
Class B (a)	722,000	19,711
		52,751
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	279,600	8,760
Machinery - 1.0%
Commercial Vehicle Group, Inc. (a)	275,282	553
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
JTEKT Corp.	530,900	$ 6,010
OSG Corp.	819,200	7,524
		14,087
Professional Services - 0.8%
ICF International, Inc. (a)	182,900	4,737
Monster Worldwide, Inc. (a)	517,960	6,749
		11,486
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	1,136,300	9,715
Celadon Group, Inc. (a)	486,700	4,502
Con-way, Inc.	234,500	10,681
Hertz Global Holdings, Inc. (a)	752,300	7,102
Old Dominion Freight Lines, Inc. (a)	283,600	10,105
Saia, Inc. (a)	311,400	5,624
		47,729
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. Class A (a)	1,350,650	17,694
WESCO International, Inc. (a)	249,100	6,150
		23,844
TOTAL INDUSTRIALS		206,092
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.8%
Adtran, Inc.	291,400	7,040
Comtech Telecommunications Corp. (a)	140,800	4,487
		11,527
Computers & Peripherals - 2.1%
China Digital TV Holding Co. Ltd. ADR	367,100	3,216
SanDisk Corp. (a)	755,300	13,459
STEC, Inc. (a)(c)	378,500	12,903
		29,578
Electronic Equipment & Components - 1.8%
Electro Scientific Industries, Inc. (a)	789,300	10,340
Ingram Micro, Inc. Class A (a)	577,600	9,715
SYNNEX Corp. (a)	205,000	5,826
		25,881
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.9%
Art Technology Group, Inc. (a)	3,056,400	$ 11,584
Dice Holdings, Inc. (a)	1,815,800	8,534
j2 Global Communications, Inc. (a)	298,700	7,166
Open Text Corp. (a)	123,600	4,684
Sina Corp. (a)	226,300	7,509
Sohu.com, Inc. (a)(c)	149,170	9,125
WebMD Health Corp. Class A (a)(c)	197,900	6,612
		55,214
IT Services - 0.9%
ExlService Holdings, Inc. (a)	194,502	2,525
WNS Holdings Ltd. sponsored ADR (a)	761,000	9,703
		12,228
Semiconductors & Semiconductor Equipment - 7.4%
Aixtron AG	176,500	2,893
Atmel Corp. (a)	1,503,400	6,269
Cymer, Inc. (a)	165,900	5,675
FormFactor, Inc. (a)	348,600	8,035
Intersil Corp. Class A	304,900	4,381
KLA-Tencor Corp.	394,100	12,564
MKS Instruments, Inc. (a)	494,200	9,573
O2Micro International Ltd. sponsored ADR (a)	915,300	4,741
Rubicon Technology, Inc. (a)	197,200	2,331
Skyworks Solutions, Inc. (a)	507,500	6,131
Standard Microsystems Corp. (a)	441,390	10,240
Varian Semiconductor Equipment Associates, Inc. (a)	375,500	12,031
Verigy Ltd. (a)	914,900	12,159
Zoran Corp. (a)	540,700	6,229
		103,252
Software - 1.5%
ANSYS, Inc. (a)	144,470	4,516
Novell, Inc. (a)	1,554,800	7,121
Playtech Ltd. (c)	1,305,500	6,363
TeleCommunication Systems, Inc. Class A (a)	323,500	2,679
		20,679
TOTAL INFORMATION TECHNOLOGY		258,359
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 2.0%
Cabot Corp.	219,700	$ 4,021
Rockwood Holdings, Inc. (a)	250,300	4,485
Solutia, Inc. (a)	1,313,700	11,744
Thai Carbon Black PCL (For. Reg.)	2,336,800	961
Tokyo Ohka Kogyo Co. Ltd.	311,000	6,657
		27,868
Containers & Packaging - 0.4%
Temple-Inland, Inc.	391,600	6,132
Metals & Mining - 2.6%
Cliffs Natural Resources, Inc.	318,200	8,715
Eldorado Gold Corp. (a)	373,800	3,758
Lihir Gold Ltd. sponsored ADR (a)(c)	192,100	4,535
Steel Dynamics, Inc.	467,600	7,650
United States Steel Corp. (c)	234,100	9,305
Yamana Gold, Inc.	302,200	2,881
		36,844
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,635,100	6,900
Norbord, Inc.	3,605,100	3,514
		10,414
TOTAL MATERIALS		81,258
TOTAL COMMON STOCKS (Cost $1,246,597)		1,390,049
Investment Companies - 0.6%

iShares Dow Jones U.S. Real Estate Index ETF	120,200	4,312
KBW Regional Banking ETF (c)	222,300	4,628
TOTAL INVESTMENT COMPANIES (Cost $15,287)		8,940
Money Market Funds - 7.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.37% (e)	2,016,487	$ 2,016
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	99,519,605	99,520
TOTAL MONEY MARKET FUNDS (Cost $101,536)		101,536
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,363,420)		1,500,525
NET OTHER ASSETS - (7.0)%		(97,685)
NET ASSETS - 100%		$ 1,402,840
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 237
Fidelity Securities Lending Cash Central Fund	1,612
Total	$ 1,849
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ 5,437	$ -	$ -
Carluccio's PLC	3,480	5,270	2,296	88	5,419
Conceptus, Inc.	-	8,294	-	-	27,042
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	1,136	-	-
Ruth's Chris Steak House, Inc.	-	5,304	-	-	7,061
Total	$ 21,304	$ 18,868	$ 13,138	$ 88	$ 39,522
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,373,968,000. Net unrealized appreciation aggregated $126,557,000, of which $266,298,000 related to appreciated investment securities and $139,741,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Stock Selector

July 31, 2009

1.804827.105

FSS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.9%
Johnson Controls, Inc.	95,191	$ 2,464
The Goodyear Tire & Rubber Co. (a)	173,200	2,948
		5,412
Automobiles - 0.5%
Ford Motor Co. (a)	173,400	1,387
Toyota Motor Corp. sponsored ADR	19,700	1,658
		3,045
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)(c)	38,489	1,553
Burger King Holdings, Inc.	7,400	126
Carnival Corp. unit	31,000	868
Darden Restaurants, Inc.	52,200	1,691
Marriott International, Inc. Class A	40,580	874
Sonic Corp. (a)	32,600	360
Starbucks Corp. (a)	77,050	1,364
		6,836
Household Durables - 1.3%
D.R. Horton, Inc.	33,300	386
Ethan Allen Interiors, Inc.	25,900	330
Mohawk Industries, Inc. (a)	26,200	1,351
Newell Rubbermaid, Inc.	79,600	1,024
Toll Brothers, Inc. (a)	133,300	2,607
Whirlpool Corp.	28,100	1,604
		7,302
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	7,400	635
Media - 2.3%
Comcast Corp. Class A (special) (non-vtg.)	183,600	2,569
Lamar Advertising Co. Class A (a)	25,994	547
McGraw-Hill Companies, Inc.	40,500	1,270
Scripps Networks Interactive, Inc. Class A	14,840	479
The DIRECTV Group, Inc. (a)	62,700	1,624
The Walt Disney Co.	153,100	3,846
Time Warner, Inc.	105,786	2,820
		13,155
Multiline Retail - 1.0%
Kohl's Corp. (a)	38,500	1,869
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	58,000	$ 807
Target Corp.	75,320	3,285
		5,961
Specialty Retail - 3.7%
Best Buy Co., Inc.	42,200	1,577
Lowe's Companies, Inc.	431,800	9,698
PetSmart, Inc.	8,100	181
Sherwin-Williams Co.	39,000	2,252
Staples, Inc.	196,882	4,138
Tiffany & Co., Inc.	44,500	1,327
TJX Companies, Inc.	59,500	2,156
		21,329
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	23,545	1,485
TOTAL CONSUMER DISCRETIONARY		65,160
CONSUMER STAPLES - 7.1%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	54,800	1,030
The Coca-Cola Co.	122,100	6,085
		7,115
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	113,800	3,810
Wal-Mart Stores, Inc.	239,900	11,966
		15,776
Food Products - 1.5%
Bunge Ltd.	5,200	364
Corn Products International, Inc.	21,700	608
Kraft Foods, Inc. Class A	104,600	2,964
Nestle SA:
(Reg.)	46,602	1,918
sponsored ADR	40,800	1,676
Ralcorp Holdings, Inc. (a)	22,800	1,448
		8,978
Household Products - 0.6%
Colgate-Palmolive Co.	45,250	3,278
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Philip Morris International, Inc.	131,000	$ 6,105
TOTAL CONSUMER STAPLES		41,252
ENERGY - 10.4%
Energy Equipment & Services - 2.7%
BJ Services Co.	33,400	474
Cameron International Corp. (a)	115,100	3,595
Halliburton Co.	55,507	1,226
Helmerich & Payne, Inc.	26,543	912
Nabors Industries Ltd. (a)	89,100	1,516
Schlumberger Ltd.	93,885	5,023
Smith International, Inc.	35,100	882
Weatherford International Ltd. (a)	115,300	2,163
		15,791
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	29,800	2,502
Chesapeake Energy Corp.	66,525	1,426
EOG Resources, Inc.	24,182	1,790
Exxon Mobil Corp.	263,875	18,573
Occidental Petroleum Corp.	103,600	7,391
Peabody Energy Corp.	16,300	540
Petrohawk Energy Corp. (a)	58,000	1,408
Plains Exploration & Production Co. (a)	48,100	1,378
Range Resources Corp.	75,400	3,499
Southwestern Energy Co. (a)	88,000	3,646
Ultra Petroleum Corp. (a)	59,210	2,612
		44,765
TOTAL ENERGY		60,556
FINANCIALS - 15.3%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	43,720	1,215
Bank of New York Mellon Corp.	20,700	566
Charles Schwab Corp.	65,367	1,168
Goldman Sachs Group, Inc.	55,966	9,139
Janus Capital Group, Inc.	176,000	2,404
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	143,298	$ 4,084
State Street Corp.	208,327	10,479
		29,055
Commercial Banks - 1.7%
East West Bancorp, Inc.	26,940	238
Huntington Bancshares, Inc.	80,000	327
KeyCorp	138,300	799
PNC Financial Services Group, Inc.	5,600	205
U.S. Bancorp, Delaware	41,600	849
Wells Fargo & Co.	312,951	7,655
		10,073
Consumer Finance - 0.6%
American Express Co.	15,900	450
Capital One Financial Corp.	30,900	949
Discover Financial Services	46,100	548
SLM Corp. (a)	178,300	1,585
		3,532
Diversified Financial Services - 3.7%
Bank of America Corp.	593,373	8,776
CME Group, Inc.	800	223
JPMorgan Chase & Co.	322,100	12,449
		21,448
Insurance - 3.9%
ACE Ltd.	107,900	5,294
AFLAC, Inc.	5,400	204
Berkshire Hathaway, Inc. Class A (a)	45	4,365
Everest Re Group Ltd.	27,311	2,191
Hartford Financial Services Group, Inc.	11,458	189
Lincoln National Corp.	88,500	1,875
MBIA, Inc. (a)	59,200	248
MetLife, Inc.	132,800	4,509
PartnerRe Ltd.	16,800	1,152
The Travelers Companies, Inc.	53,800	2,317
		22,344
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	41,800	248
Simon Property Group, Inc.	15,938	888
SL Green Realty Corp.	13,700	353
		1,489
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	72,600	$ 791
TOTAL FINANCIALS		88,732
HEALTH CARE - 14.9%
Biotechnology - 3.4%
Amgen, Inc. (a)	104,737	6,526
Biogen Idec, Inc. (a)	5,570	265
Celgene Corp. (a)	33,242	1,893
Cephalon, Inc. (a)	28,200	1,654
Dendreon Corp. (a)(c)	23,100	559
Gilead Sciences, Inc. (a)	64,848	3,173
MannKind Corp. (a)	27,000	216
Myriad Genetics, Inc. (a)	55,400	1,519
OSI Pharmaceuticals, Inc. (a)	21,700	733
PDL BioPharma, Inc.	181,991	1,498
Vertex Pharmaceuticals, Inc. (a)	46,100	1,660
		19,696
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	68,800	3,878
Boston Scientific Corp. (a)	127,400	1,368
C.R. Bard, Inc.	7,865	579
China Medical Technologies, Inc. sponsored ADR (c)	8,900	141
Covidien PLC	148,544	5,616
ev3, Inc. (a)	17,200	211
St. Jude Medical, Inc. (a)	38,700	1,459
		13,252
Health Care Providers & Services - 3.1%
Express Scripts, Inc. (a)	67,000	4,693
Henry Schein, Inc. (a)	76,600	3,936
Humana, Inc. (a)	33,200	1,091
Medco Health Solutions, Inc. (a)	99,000	5,233
UnitedHealth Group, Inc.	120,348	3,377
		18,330
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	37,800	1,366
Pharmaceuticals - 5.9%
Abbott Laboratories	127,400	5,732
Allergan, Inc.	21,100	1,127
Bristol-Myers Squibb Co.	36,345	790
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	80,050	$ 4,874
Merck & Co., Inc.	133,894	4,018
Pfizer, Inc.	561,500	8,945
Roche Holding AG (participation certificate)	13,442	2,119
Schering-Plough Corp.	104,200	2,762
Wyeth	81,450	3,791
		34,158
TOTAL HEALTH CARE		86,802
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc.	9,500	173
Honeywell International, Inc.	43,860	1,522
Lockheed Martin Corp.	26,068	1,949
United Technologies Corp.	108,920	5,933
		9,577
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	23,100	1,260
FedEx Corp.	12,100	821
		2,081
Airlines - 0.1%
Delta Air Lines, Inc. (a)	49,125	340
UAL Corp. (a)	9,900	41
		381
Building Products - 0.1%
Masco Corp.	52,600	733
Electrical Equipment - 0.9%
Alstom SA	800	55
Evergreen Solar, Inc. (a)	54,387	114
First Solar, Inc. (a)	1,500	232
Renewable Energy Corp. AS (a)(c)	3,931	31
Rockwell Automation, Inc.	38,300	1,586
Sunpower Corp. Class B (a)	39,342	1,074
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	21,700	399
Vestas Wind Systems AS (a)	22,928	1,615
		5,106
Industrial Conglomerates - 1.6%
3M Co.	76,400	5,388
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	93,445	$ 1,252
McDermott International, Inc. (a)	93,000	1,817
Textron, Inc.	56,700	762
		9,219
Machinery - 1.4%
Caterpillar, Inc.	7,300	322
Danaher Corp.	37,100	2,272
Eaton Corp.	22,700	1,179
Ingersoll-Rand Co. Ltd.	81,500	2,354
Navistar International Corp. (a)	50,400	1,993
		8,120
Professional Services - 0.2%
Manpower, Inc.	26,400	1,266
Road & Rail - 1.5%
CSX Corp.	44,500	1,785
Landstar System, Inc.	66,645	2,445
Union Pacific Corp.	79,300	4,561
		8,791
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	14,500	1,304
TOTAL INDUSTRIALS		46,578
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	461,440	10,156
Comverse Technology, Inc. (a)	83,800	663
Juniper Networks, Inc. (a)	76,780	2,006
QUALCOMM, Inc.	121,180	5,600
Tellabs, Inc. (a)	78,600	456
		18,881
Computers & Peripherals - 4.7%
Apple, Inc. (a)	61,600	10,065
Dell, Inc. (a)	151,100	2,022
Hewlett-Packard Co.	224,195	9,708
International Business Machines Corp.	45,400	5,354
		27,149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.0%
Corning, Inc.	283,060	$ 4,812
Tyco Electronics Ltd.	53,700	1,153
		5,965
Internet Software & Services - 2.0%
eBay, Inc. (a)	121,453	2,581
Google, Inc. Class A (a)	16,505	7,313
Move, Inc. (a)	514,046	1,373
Yahoo!, Inc. (a)	37,110	531
		11,798
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	54,841	1,623
Paychex, Inc.	40,680	1,078
Visa, Inc. Class A	42,900	2,808
		5,509
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	1,095,400	15,117
ARM Holdings PLC sponsored ADR	130,100	831
ASML Holding NV (NY Shares)	61,700	1,605
Broadcom Corp. Class A (a)	23,100	652
Intel Corp.	312,900	6,023
Lam Research Corp. (a)	127,200	3,824
MEMC Electronic Materials, Inc. (a)	101,300	1,785
Micron Technology, Inc. (a)	168,300	1,075
Samsung Electronics Co. Ltd.	640	379
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,198	348
Texas Instruments, Inc.	57,000	1,371
Xilinx, Inc.	85,800	1,861
		34,871
Software - 5.1%
Adobe Systems, Inc. (a)	52,500	1,702
BMC Software, Inc. (a)	32,400	1,103
Electronic Arts, Inc. (a)	25,800	554
Microsoft Corp.	683,460	16,075
Oracle Corp.	400,250	8,858
Quest Software, Inc. (a)	59,600	879
Ubisoft Entertainment SA (a)	40,491	692
		29,863
TOTAL INFORMATION TECHNOLOGY		134,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.8%
Chemicals - 2.5%
Airgas, Inc.	16,600	$ 740
Albemarle Corp.	61,630	1,831
Ashland, Inc.	42,400	1,405
Dow Chemical Co.	129,300	2,737
E.I. du Pont de Nemours & Co.	49,000	1,516
Ecolab, Inc.	39,646	1,646
FMC Corp.	4,176	203
Monsanto Co.	10,200	857
Praxair, Inc.	32,000	2,502
The Mosaic Co.	15,000	782
		14,219
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	32,900	826
Metals & Mining - 1.2%
ArcelorMittal SA (NY Shares) Class A	49,400	1,780
Barrick Gold Corp.	74,400	2,598
Freeport-McMoRan Copper & Gold, Inc.	35,300	2,129
Nucor Corp.	9,400	418
		6,925
TOTAL MATERIALS		21,970
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	17,268	453
Verizon Communications, Inc.	222,900	7,148
		7,601
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	74,614	2,544
Sprint Nextel Corp. (a)	236,700	947
		3,491
TOTAL TELECOMMUNICATION SERVICES		11,092
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	76,200	3,876
TOTAL COMMON STOCKS (Cost $518,865)		560,054
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%
(Cost $44)	44	$ 34
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.37% (d)	16,662,888	16,663
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	2,152,939	2,153
TOTAL MONEY MARKET FUNDS (Cost $18,816)		18,816
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $537,725)		578,904
NET OTHER ASSETS - 0.3%		2,009
NET ASSETS - 100%		$ 580,913
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 118
Fidelity Securities Lending Cash Central Fund	191
Total	$ 309
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 65,160	$ 65,160	$ -	$ -
Consumer Staples	41,252	41,252	-	-
Energy	60,556	60,556	-	-
Financials	88,766	88,732	34	-
Health Care	86,802	86,802	-	-
Industrials	46,578	46,578	-	-
Information Technology	134,036	134,036	-	-
Materials	21,970	21,970	-	-
Telecommunication Services	11,092	11,092	-	-
Utilities	3,876	3,876	-	-
Money Market Funds	18,816	18,816	-	-
Total Investments in Securities:	$ 578,904	$ 578,870	$ 34	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $566,891,000. Net unrealized appreciation aggregated $12,013,000, of which $60,913,000 related to appreciated investment securities and $48,900,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Fund

July 31, 2009

1.804829.105

VAL-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 2.4%
Autoliv, Inc.	258,200	$ 9,246
BorgWarner, Inc.	150,600	4,998
Gentex Corp.	803,160	12,023
Johnson Controls, Inc.	1,843,077	47,699
The Goodyear Tire & Rubber Co. (a)	6,156,309	104,778
TRW Automotive Holdings Corp. (a)	273,200	4,598
		183,342
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	104,781	4,843
Fiat SpA (a)	473,400	5,249
Harley-Davidson, Inc. (d)	269,678	6,095
Renault SA (a)	377,745	16,108
Thor Industries, Inc.	401,767	9,606
Winnebago Industries, Inc. (e)	2,571,751	27,055
		68,956
Diversified Consumer Services - 0.2%
H&R Block, Inc.	219,350	3,661
Regis Corp.	660,400	9,021
		12,682
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	3,382,400	56,283
Burger King Holdings, Inc.	1,465,378	24,941
Carnival Corp. unit	1,978,100	55,367
Penn National Gaming, Inc. (a)	296,518	9,403
Starbucks Corp. (a)	430,200	7,615
Starwood Hotels & Resorts Worldwide, Inc.	914,036	21,580
Vail Resorts, Inc. (a)	453,800	12,983
WMS Industries, Inc. (a)	1,269,093	45,890
Wyndham Worldwide Corp.	2,265,104	31,598
		265,660
Household Durables - 4.9%
Black & Decker Corp.	1,582,436	59,500
Centex Corp.	3,613,400	39,422
Ethan Allen Interiors, Inc. (d)(e)	2,820,354	35,903
Harman International Industries, Inc.	429,600	10,603
KB Home	773,900	12,916
La-Z-Boy, Inc.	1,080,700	7,316
Leggett & Platt, Inc.	3,333,650	57,839
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	2,074,500	$ 83,291
Whirlpool Corp.	1,134,100	64,746
		371,536
Leisure Equipment & Products - 0.5%
Brunswick Corp.	3,662,208	26,295
Eastman Kodak Co. (d)	4,555,000	13,528
		39,823
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	891,000	12,465
Discovery Communications, Inc. Class C (a)	912,451	20,439
Interpublic Group of Companies, Inc. (a)	1,183,498	6,166
Lamar Advertising Co. Class A (a)(d)	491,273	10,336
Live Nation, Inc. (a)	1,202,862	7,025
Omnicom Group, Inc.	214,134	7,281
WPP PLC	1,008,633	7,780
		71,492
Multiline Retail - 0.6%
Macy's, Inc.	1,533,280	21,328
Nordstrom, Inc. (d)	831,013	21,972
		43,300
Specialty Retail - 2.5%
AnnTaylor Stores Corp. (a)	1,080,940	13,047
Best Buy Co., Inc.	177,500	6,633
Collective Brands, Inc. (a)	537,900	8,563
Gap, Inc.	455,700	7,437
Limited Brands, Inc.	570,919	7,388
OfficeMax, Inc. (e)	4,518,960	42,072
PetSmart, Inc.	345,333	7,725
Sherwin-Williams Co.	236,890	13,680
Staples, Inc.	331,733	6,973
The Children's Place Retail Stores, Inc. (a)	128,800	4,221
Williams-Sonoma, Inc. (d)	4,682,049	65,830
		183,569
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc. (d)	2,572,500	$ 8,129
VF Corp.	122,900	7,950
		16,079
TOTAL CONSUMER DISCRETIONARY		1,256,439
CONSUMER STAPLES - 5.1%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	763,020	30,357
Carlsberg AS:
Series A	178,400	12,565
Series B	165,300	11,468
Coca-Cola Enterprises, Inc.	1,531,900	28,784
		83,174
Food & Staples Retailing - 1.3%
Safeway, Inc.	413,700	7,831
SUPERVALU, Inc.	1,589,600	23,574
Sysco Corp.	2,307,200	54,819
Winn-Dixie Stores, Inc. (a)	878,456	12,448
		98,672
Food Products - 1.3%
Bunge Ltd.	161,034	11,268
Cermaq ASA (a)	692,500	4,913
ConAgra Foods, Inc.	107,400	2,108
Corn Products International, Inc.	654,718	18,332
Marine Harvest ASA (a)	35,592,000	22,347
Ralcorp Holdings, Inc. (a)	118,086	7,500
Smithfield Foods, Inc. (a)	698,100	9,459
Tyson Foods, Inc. Class A	1,938,274	22,154
		98,081
Household Products - 0.2%
Energizer Holdings, Inc. (a)	201,028	12,878
Personal Products - 1.1%
Avon Products, Inc.	2,552,370	82,646
Tobacco - 0.1%
Lorillard, Inc.	118,300	8,721
TOTAL CONSUMER STAPLES		384,172
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.3%
Energy Equipment & Services - 3.3%
BJ Services Co.	2,107,747	$ 29,888
ENSCO International, Inc.	354,200	13,421
Helmerich & Payne, Inc.	864,771	29,714
Nabors Industries Ltd. (a)	1,605,840	27,331
National Oilwell Varco, Inc. (a)	1,256,039	45,142
Patterson-UTI Energy, Inc.	2,794,700	38,595
Smith International, Inc.	882,700	22,182
Weatherford International Ltd. (a)	2,286,596	42,897
		249,170
Oil, Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corp.	1,060,700	37,262
Canadian Natural Resources Ltd.	398,700	23,966
Chesapeake Energy Corp.	678,200	14,541
EOG Resources, Inc.	613,000	45,380
EXCO Resources, Inc. (a)	1,545,000	21,228
Marathon Oil Corp.	1,485,272	47,900
Petrohawk Energy Corp. (a)	1,546,800	37,556
Plains Exploration & Production Co. (a)	290,100	8,311
Range Resources Corp.	695,788	32,292
Southwestern Energy Co. (a)	815,600	33,790
Suncor Energy, Inc.	1,162,100	37,581
Ultra Petroleum Corp. (a)	874,155	38,568
		378,375
TOTAL ENERGY		627,545
FINANCIALS - 21.1%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	525,858	14,619
Bank of New York Mellon Corp.	1,768,227	48,343
Morgan Stanley	764,700	21,794
T. Rowe Price Group, Inc.	120,000	5,605
TD Ameritrade Holding Corp. (a)	1,738,750	32,236
		122,597
Commercial Banks - 6.0%
Associated Banc-Corp.	1,056,358	11,451
Boston Private Financial Holdings, Inc.	885,626	4,056
CapitalSource, Inc.	3,585,247	16,636
Comerica, Inc.	1,689,700	40,282
Fifth Third Bancorp	4,153,031	39,454
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	7,451,281	$ 30,476
KeyCorp	6,977,958	40,333
M&T Bank Corp. (d)	150,405	8,772
Marshall & Ilsley Corp.	2,715,673	16,403
PNC Financial Services Group, Inc.	2,003,604	73,452
TCF Financial Corp. (d)	1,228,100	17,365
U.S. Bancorp, Delaware	2,228,300	45,480
Wells Fargo & Co.	3,084,331	75,443
Zions Bancorp (d)	2,308,960	31,356
		450,959
Consumer Finance - 2.1%
American Express Co.	1,149,400	32,563
Capital One Financial Corp.	3,071,000	94,280
Discover Financial Services	2,755,603	32,737
		159,580
Diversified Financial Services - 2.2%
Bank of America Corp.	4,763,360	70,450
Gimv NV	10,800	541
JPMorgan Chase & Co.	2,416,000	93,378
		164,369
Insurance - 4.0%
Arthur J. Gallagher & Co.	214,667	4,916
Everest Re Group Ltd.	435,345	34,923
Lincoln National Corp.	2,425,232	51,391
Loews Corp.	1,429,954	42,927
Marsh & McLennan Companies, Inc.	2,598,451	53,060
MetLife, Inc.	381,300	12,945
PartnerRe Ltd.	449,400	30,824
Principal Financial Group, Inc.	287,800	6,821
Unum Group	1,191,713	22,368
Validus Holdings Ltd.	536,651	12,182
Willis Group Holdings Ltd.	1,038,100	25,869
XL Capital Ltd. Class A	429,606	6,049
Zenith National Insurance Corp.	8,000	191
		304,466
Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc. (d)	531,800	20,267
Brandywine Realty Trust (SBI)	1,460,200	11,944
Camden Property Trust (SBI)	648,047	19,124
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	691,600	$ 4,108
Digital Realty Trust, Inc.	597,092	24,212
Duke Realty LP	1,566,400	14,865
Highwoods Properties, Inc. (SBI)	1,035,100	26,509
Host Hotels & Resorts, Inc.	1,405,000	12,757
Kite Realty Group Trust	107,300	343
ProLogis Trust	3,610,883	31,740
Regency Centers Corp.	406,755	13,049
Simon Property Group, Inc.	268,200	14,944
SL Green Realty Corp.	522,900	13,480
The Macerich Co. (d)	1,445,102	28,425
Ventas, Inc.	488,600	17,248
Vornado Realty Trust	972,715	49,628
		302,643
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	1,648,400	15,594
CB Richard Ellis Group, Inc. Class A (a)	3,984,923	43,436
		59,030
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (d)	2,596,700	28,408
TOTAL FINANCIALS		1,592,052
HEALTH CARE - 2.5%
Biotechnology - 0.0%
Dendreon Corp. (a)(d)	182,900	4,428
Health Care Equipment & Supplies - 0.4%
Cooper Companies, Inc.	343,448	9,424
Covidien PLC	324,300	12,262
Orthofix International NV (a)	282,546	7,872
		29,558
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	1,186,167	12,704
Henry Schein, Inc. (a)	680,056	34,941
McKesson Corp.	500,100	25,580
Universal Health Services, Inc. Class B	547,968	30,473
VCA Antech, Inc. (a)	632,700	16,184
		119,882
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	538,012	$ 6,510
King Pharmaceuticals, Inc. (a)	2,259,600	20,495
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,822	6,711
ViroPharma, Inc. (a)	644,400	4,749
		38,465
TOTAL HEALTH CARE		192,333
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.7%
Heico Corp. Class A	719,872	20,358
Precision Castparts Corp.	392,700	31,341
		51,699
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	989,800	53,182
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,833,600	12,707
Building Products - 1.7%
Masco Corp.	5,462,100	76,087
Owens Corning (a)	2,760,085	50,730
		126,817
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)(e)	2,968,856	12,974
Clean Harbors, Inc. (a)	451,458	23,553
Consolidated Graphics, Inc. (a)(e)	808,914	14,803
R.R. Donnelley & Sons Co.	3,389,634	47,116
Republic Services, Inc.	2,478,507	65,928
The Brink's Co.	290,500	7,887
		172,261
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,463,300	18,628
Electrical Equipment - 0.8%
Acuity Brands, Inc.	515,900	15,224
Cooper Industries Ltd. Class A	590,699	19,464
Regal-Beloit Corp.	247,353	11,467
Sunpower Corp. Class B (a)	510,000	13,923
		60,078
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	796,130	24,943
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.8%
Albany International Corp. Class A	1,246,085	$ 17,121
Crane Co.	245,500	5,210
Cummins, Inc.	1,076,385	46,295
Deere & Co.	530,300	23,195
Eaton Corp.	512,450	26,606
Ingersoll-Rand Co. Ltd.	712,400	20,574
Kennametal, Inc.	818,000	17,440
Navistar International Corp. (a)	796,600	31,498
Oshkosh Co.	289,350	7,943
Pentair, Inc.	627,319	17,138
		213,020
Professional Services - 1.3%
Experian PLC	1,510,228	12,464
IHS, Inc. Class A (a)	366,800	18,318
Manpower, Inc.	744,872	35,717
Monster Worldwide, Inc. (a)	1,706,419	22,235
MPS Group, Inc. (a)	966,828	8,363
		97,097
Road & Rail - 2.6%
Canadian National Railway Co.	600,200	29,187
Con-way, Inc.	1,631,400	74,310
CSX Corp.	567,500	22,768
Ryder System, Inc.	1,396,088	49,045
Union Pacific Corp.	386,600	22,237
		197,547
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	221,400	19,906
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,623,694	6,316
TOTAL INDUSTRIALS		1,054,201
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.5%
Motorola, Inc.	5,562,500	39,828
Computers & Peripherals - 1.1%
Gemalto NV (a)	295,400	11,031
NCR Corp. (a)	3,965,020	51,307
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,342,900	$ 16,169
Western Digital Corp. (a)	322,200	9,747
		88,254
Electronic Equipment & Components - 5.9%
Agilent Technologies, Inc.	3,202,251	74,356
Arrow Electronics, Inc. (a)	3,792,760	97,739
Avnet, Inc. (a)	4,178,704	101,960
Corning, Inc.	1,816,800	30,886
Flextronics International Ltd. (a)	10,605,600	56,422
Itron, Inc. (a)	341,897	17,837
Tyco Electronics Ltd.	2,977,167	63,920
		443,120
Internet Software & Services - 0.6%
eBay, Inc. (a)	321,141	6,824
VeriSign, Inc. (a)	1,280,384	26,171
Yahoo!, Inc. (a)	730,000	10,454
		43,449
IT Services - 1.0%
Accenture Ltd. Class A	886,800	31,100
The Western Union Co.	1,492,500	26,089
Visa, Inc. Class A	304,700	19,946
		77,135
Office Electronics - 1.1%
Xerox Corp.	9,867,710	80,817
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	4,183,200	57,728
ASML Holding NV (NY Shares)	2,433,966	63,307
Fairchild Semiconductor International, Inc. (a)(e)	8,509,669	75,140
International Rectifier Corp. (a)	205,300	3,400
KLA-Tencor Corp.	322,800	10,291
Lam Research Corp. (a)	241,700	7,266
Maxim Integrated Products, Inc.	1,532,000	27,147
Micron Technology, Inc. (a)	4,219,183	26,961
MKS Instruments, Inc. (a)	1,117,970	21,655
National Semiconductor Corp.	3,389,700	51,049
Standard Microsystems Corp. (a)	887,232	20,584
Varian Semiconductor Equipment Associates, Inc. (a)	617,530	19,786
		384,314
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
ANSYS, Inc. (a)	405,875	$ 12,688
BMC Software, Inc. (a)	269,000	9,154
Electronic Arts, Inc. (a)	1,741,806	37,397
		59,239
TOTAL INFORMATION TECHNOLOGY		1,216,156
MATERIALS - 7.5%
Chemicals - 2.7%
Albemarle Corp.	1,694,651	50,348
Arkema sponsored ADR	608,007	17,450
Ashland, Inc.	506,000	16,769
Calgon Carbon Corp. (a)	896,631	11,360
Celanese Corp. Class A	746,500	19,185
Cytec Industries, Inc.	410,800	10,311
FMC Corp.	364,352	17,722
H.B. Fuller Co.	999,272	20,145
Solutia, Inc. (a)	1,763,269	15,764
W.R. Grace & Co. (a)	1,305,345	21,708
		200,762
Construction Materials - 0.5%
Texas Industries, Inc.	226,400	10,301
Vulcan Materials Co. (d)	646,480	30,695
		40,996
Containers & Packaging - 1.8%
Ball Corp.	1,017,590	49,211
Owens-Illinois, Inc. (a)	2,103,954	71,408
Rock-Tenn Co. Class A	331,811	14,918
		135,537
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	107,600	6,311
Alcoa, Inc.	2,289,640	26,926
Barrick Gold Corp.	457,700	15,982
Commercial Metals Co.	1,350,342	22,335
Eldorado Gold Corp. (a)	557,000	5,599
Goldcorp, Inc.	128,400	4,878
Lihir Gold Ltd. (a)	4,060,167	9,406
Newcrest Mining Ltd.	735,716	18,458
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	478,186	$ 19,773
Randgold Resources Ltd. sponsored ADR	357,866	22,231
		151,899
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	1,033,300	36,207
TOTAL MATERIALS		565,401
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc.	4,598,784	17,751
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	7,219,400	28,878
TOTAL TELECOMMUNICATION SERVICES		46,629
UTILITIES - 7.1%
Electric Utilities - 3.9%
Allegheny Energy, Inc.	1,608,187	40,542
American Electric Power Co., Inc.	1,612,649	49,928
Entergy Corp.	874,760	70,269
Exelon Corp.	496,450	25,249
FirstEnergy Corp.	1,492,500	61,491
Pinnacle West Capital Corp.	1,372,720	43,872
		291,351
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	4,044,900	51,734
Calpine Corp. (a)	640,900	8,255
Constellation Energy Group, Inc.	762,200	21,875
NRG Energy, Inc. (a)	959,466	26,107
		107,971
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	1,933,100	23,294
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	1,150,930	$ 46,463
Sempra Energy	1,212,627	63,578
		133,335
TOTAL UTILITIES		532,657
TOTAL COMMON STOCKS (Cost $10,173,233)		7,467,585
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	293,600	9,040
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA (a)	783,751	4,935
TOTAL PREFERRED STOCKS (Cost $21,358)		13,975
Convertible Bonds - 0.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 1,600	2,775
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,810	3,010
TOTAL CONSUMER DISCRETIONARY		5,785
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	4,890	5,353
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)(f)	$ 19,609	$ 11,447
TOTAL FINANCIALS		16,800
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	4,210	5,595
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	2,650	3,296
TOTAL INDUSTRIALS		8,891
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	2,420	3,464
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp. 3% 2/15/12	3,650	4,218
United States Steel Corp. 4% 5/15/14	4,890	7,072
		11,290
TOTAL CONVERTIBLE BONDS (Cost $31,442)		46,230
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.37% (g)	10,163,998	10,164
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(g)	128,415,506	128,416
TOTAL MONEY MARKET FUNDS (Cost $138,580)		138,580
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $10,364,613)		7,666,370
NET OTHER ASSETS - (1.6)%		(120,246)
NET ASSETS - 100%		$ 7,546,124
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,800,000 or 0.2% of net assets.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 239
Fidelity Securities Lending Cash Central Fund	3,509
Total	$ 3,748
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 12,722	$ -	$ 2,536	$ -	$ 12,974
Arrow Electronics, Inc.	104,931	-	41,231	-	-
Asbury Automotive Group, Inc.	6,738	-	17,908	-	-
Briggs & Stratton Corp.	41,034	-	39,167	1,079	-
Brunswick Corp.	19,311	-	7,584	278	-
Con-way, Inc.	92,865	-	34,534	756	-
Consolidated Graphics, Inc.	10,524	-	-	-	14,803
Dycom Industries, Inc.	36,380	-	23,620	-	-
Ethan Allen Interiors, Inc.	50,456	-	-	1,128	35,903
Fairchild Semiconductor International, Inc.	73,451	-	18,296	-	75,140
Group 1 Automotive, Inc.	15,576	-	34,204	78	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liz Claiborne, Inc.	$ 50,436	$ -	$ 10,832	$ 348	$ -
Macquarie Infrastructure Co. LLC	25,044	-	2,036	493	-
OfficeMax, Inc.	36,378	-	-	-	42,072
Pier 1 Imports, Inc.	7,356	-	1,589	-	-
Standard Microsystems Corp.	24,282	-	8,235	-	-
Williams-Sonoma, Inc.	59,923	-	27,533	1,902	-
Winnebago Industries, Inc.	17,252	-	1,920	-	27,055
Total	$ 684,659	$ -	$ 271,225	$ 6,062	$ 207,947
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,261,374	$ 1,253,594	$ 7,780	$ -
Consumer Staples	384,172	384,172	-	-
Energy	627,545	627,545	-	-
Financials	1,601,092	1,592,052	9,040	-
Health Care	192,333	192,333	-	-
Industrials	1,054,201	1,054,201	-	-
Information Technology	1,216,156	1,216,156	-	-
Materials	565,401	565,401	-	-
Telecommunication Services	46,629	46,629	-	-
Utilities	532,657	532,657	-	-
Corporate Bonds	46,230	-	46,230	-
Money Market Funds	138,580	138,580	-	-
Total Investments in Securities:	$ 7,666,370	$ 7,603,320	$ 63,050	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $10,393,487,000. Net unrealized depreciation aggregated $2,727,117,000, of which $637,387,000 related to appreciated investment securities and $3,364,504,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009